Note 9 - Equity Financings	12 Months Ended
Dec. 31, 2014
Equity Financing [Abstract]
Equity Financing [Text Block]

Note 9. Equity Financings

In December 2014, we entered into the securities purchase agreements (the “December Agreements”) with several investors, including Crede III and Steve Gorlin, an affiliate of the Company, relating to the sale and issuance of an aggregate of 550,000 shares of common for aggregate gross proceeds of approximately $1.1 million.

In September 2014, we entered into securities purchase agreements (the “September Agreements”) with several investors, relating to the sale and issuance of an aggregate of 750,000 shares of common stock for aggregate gross proceeds of approximately $1.5 million (the “September Offering”).

In May 2014, we entered into the May Agreements with several investors, including Crede III and Shamus, relating to the sale and issuance of an aggregate of 2,586,210 shares of common stock and warrants to purchase an aggregate of 2,586,210 shares of common stock at an exercise price of $0.58 per share for aggregate gross proceeds of approximately $1.5 million. The May Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.

In January 2014, we entered into the January Agreements with several investors, including Crede III, relating to the sale and issuance of an aggregate of 1,724,141 shares of common stock and warrants to purchase an aggregate of 1,724,141 shares of common stock at an exercise price of $0.58 per share for aggregate gross proceeds of approximately $1.0 million. The January Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.

In October 2013, we entered into the October Agreements with several investors, including Crede III and Shamus, relating to the sale and issuance of an aggregate of 4,550,002 shares of common stock, and warrants (the “October Warrants”) to purchase an aggregate of 4,550,002 shares of Common Stock at an exercise price of $0.58 per share for aggregate gross proceeds of approximately $2.6 million. The foregoing issuances triggered anti-dilution provisions in certain of the Company’s outstanding warrants. As a result, the exercise price of these warrants decreased to $0.58 per share, however, the number of shares issuable under these warrants remained unchanged. The October Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.

In April 2013, we entered into the April Agreements with several investors, including Crede III and Shamus, relating to the sale and issuance of an aggregate of 2,192,857 shares of common stock, and warrants (the “April Warrants”) to purchase an aggregate of 2,192,857 shares of Common Stock at an exercise price of $0.70 per share for aggregate gross proceeds of approximately $1,535,000 (the “April Offering”). The April Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors. We effectuated a reverse split on May 6, 2013, and no Adjustment Shares were issued.